State Street SPDR Portfolio SP Sector Neutral Dividend ETF Investment Strategy - State Street SPDR Portfolio SP Sector Neutral Dividend ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Sector-Neutral High Yield Dividend Aristocrats Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of companies in the S&P Composite 1500 Index (the “Parent Index”) that have followed a policy of increasing or maintaining dividends every year for at least seven consecutive years while maintaining sector weights that correspond to the Parent Index. The Parent Index is designed to measure the performance of the broad exchange-traded U.S. equity securities universe.To be eligible for inclusion in the Index, a company must also have (i) a float-adjusted market capitalization of at least $3 billion ($1.5 billion for current Index constituents) and (ii) a three-month median daily value traded of at least $5 million ($4 million for current Index constituents). After determining the eligible companies, the Index Provider (defined below) calculates the median annual dividend yield of the eligible companies within each Global Industry Classification Standard (GICS) sector to obtain a sector median dividend yield. Eligible companies with dividend yields above their corresponding sector median dividend yield will be selected for inclusion in the Index. At each rebalance, companies within the Index are weighted by float-adjusted market capitalization within their corresponding sector. Each sector is then weighted to mirror the corresponding sector weight within the Parent Index.The Index is reconstituted annually after the closing of the last business day of January and rebalanced quarterly after the closing of the last business day of January, April, July and October. If between annual reviews the Index Provider determines, based on publicly available information, that an Index constituent has omitted a scheduled dividend payment, announced it will cease paying dividends for an undetermined period, or announced a reduced dividend amount and will no longer qualify for the Index at the subsequent reconstitution, the Index constituent will be removed from the Index effective prior to the open of the first business day of the following month. As of August 31, 2026, a significant portion of the Index comprised companies in the technology sector, although this may change from time to time. As of July 31, 2026, the Index comprised 276 stocks.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.